Cover	Jul. 15, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2022
Entity File Number	001-40272
Entity Registrant Name	ARCLIGHT CLEAN TRANSITION CORP. II
Entity Central Index Key	0001842279
Entity Tax Identification Number	98-1578357
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	55th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	531-6300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class Ordinary Share 0. 0001 Par Value And Onefifth Of One Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	ACTDU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the units
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	ACTD
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	ACTDW
Security Exchange Name	NASDAQ